Selected Operating Expenses and Additional Information	12 Months Ended
Dec. 31, 2014
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Selected Operating Expenses and Additional Information

22. Selected Operating Expenses and Additional Information

Personnel expenses for all payroll employees were:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR	2012 EUR

Wages and salaries	985,883	835,563	711,039
Social security expenses	81,721	69,839	58,180
Pension and retirement expenses	71,316	60,275	50,298
Share-based payments	63,380	52,371	18,714

Personnel expenses	1,202,300	1,018,048	838,231

The average number of payroll employees in FTEs during 2014, 2013 and 2012 was 10,942, 9,540 and 8,140, respectively.

The total number of payroll and temporary employees in FTEs per sector was:

As of December 31	2014	2013	2012

Customer Support	3,289	2,949	2,538
SG&A	1,240	1,098	869
Industrial Engineering [1]	-	785	637
Manufacturing & Logistics	3,846	3,658	2,856
R&D	5,697	4,735	3,736

Total employees (in FTEs)	14,072	13,225	10,636

Less: Temporary employees (in FTEs)	2,754	2,865	2,139

Payroll employees (in FTEs)	11,318	10,360	8,497

1	As of January 1, 2014, our industrial engineering department has been incorporated into R&D

The average number of payroll employees in FTEs in our operations in the Netherlands during 2014, 2013 and 2012 was 5,589, 5,112 and 4,620, respectively. The increase in 2014 compared to 2013 in payroll employees in FTEs is in line with our net sales growth.